SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Debt Disclosure [Abstract]
Accrued legal expenses	$ 2,849,585		$ 2,750,034
Accrued payroll and welfare	335,696		332,495
Payable for purchase of property, plant and equipment	1,042,678		1,084,723
Interest payable	550,301		345,016
Other payable for endorsed notes receivable			131,564
Accrued professional fees	1,778,832		1,650,837
Others	22,483		31,141
Total	6,579,575		6,325,810
Accrued legal expense	$ 436,809	¥ 3,143,160	$ 436,809	¥ 3,143,160